RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Due to related parties	$ 163	$ 154
Oniva International Services Corp. [Member]
Statement [Line Items]
Due to related parties	107	106
Directors [Member]
Statement [Line Items]
Due to related parties	$ 56	$ 48